Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of transactions between related parties	The remuneration paid to key management personnel for their services to the Group was as follows:

	2025	2024	2023
	$m	$m	$m
Aggregate wages and salaries	46.8	54.9	46.5
Short-term monetary benefits	0.2	0.2	0.2
Defined contribution pension cost	0.1	0.1	0.1
Management Incentive plan	30.5	22.5	16.5
	77.6	77.7	63.3